Acquisitions and disposals- Acquisitions (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Jan. 30, 2020	Jun. 30, 2020	Jun. 30, 2020
Bandurria Sur [Member] | SPM Argentina SA [member]
Acquisitions [line items]
Ownership interest in joint venture	49.00%
SPM Argentina S.A [Member] | Shell [Member]
Acquisitions [line items]
Percentage of share acquired	50.00%
SPM Argentina S.A [Member] | E&P International [member]
Acquisitions [line items]
Percentage of share acquired	50.00%
Total purchase price	$ 185
Bandurria Sur acquisition [Member] | E&P International [member]
Acquisitions [line items]
Total purchase price		$ 44	$ 44
Bandurria Sur acquisition [Member] | E&P International [member] | Minimum (%) [member]
Acquisitions [line items]
Ownership interest in joint venture		5.50%
Bandurria Sur acquisition [Member] | E&P International [member] | Maximum (%) [member]
Acquisitions [line items]
Ownership interest in joint venture			30.00%